THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
EQUITIES (65.9%)
COMMON STOCK (65.7%)
FOREIGN COMMON STOCK (16.1%)
AUSTRALIA (0.1%)
AMP Ltd. (Insurance)(s)..........................           8,900   $       97,991
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)(s).....................................          11,200          146,548
CSR Ltd. (Building Materials)(s).................          25,300           61,240
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................          15,400           44,026
Lend Lease Corp. Ltd. (Financial Services)(s)....           6,400           89,348
National Australia Bank Ltd. (Banking)(s)........          14,500          221,021
Santos Ltd. (Oil-Production)(s)..................          21,800           59,185
Southcorp Ltd. (Food, Beverages & Tobacco)(s)....          23,100           81,152
Telstra Corp. Ltd. (Telecommunication
  Services)(s)...................................          36,500          197,712
Telstra Corp. Ltd. (Telecommunication
  Services)+(s)..................................          15,332           53,862
Westpac Banking Corp. Ltd. (Banking)(s)..........          15,700          107,917
WMC Ltd. (Metals & Mining)(s)....................          15,700           86,276
Woolworths Ltd. (Retail)(s)......................          18,200           62,390
                                                                    --------------
                                                                         1,308,668
                                                                    --------------

AUSTRIA (0.1%)
Bank Austria AG (Banking)(s).....................          10,222          576,639
                                                                    --------------

BELGIUM (0.0%)
Real Software (Computer Software)(s).............             712           56,518
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

BERMUDA (0.9%)
Annuity and Life Re, Ltd. (Insurance)............          14,000   $      364,875
Global Crossing Ltd. (Telephone)+................          44,000        2,198,625
RenaissanceRe Holdings Ltd. (Insurance)..........          10,600          433,275
Tyco International Ltd. (Diversified
  Manufacturing).................................         149,000        5,792,375
                                                                    --------------
                                                                         8,789,150
                                                                    --------------

CANADA (0.4%)
Cinar Corp., Class B (Entertainment, Leisure &
  Media)+........................................          14,200          353,225
Nortel Networks Corp. (Telecommunications-
  Equipment).....................................           4,700          474,700
Seagram Company Ltd. (Entertainment, Leisure &
  Media).........................................          80,100        3,599,494
                                                                    --------------
                                                                         4,427,419
                                                                    --------------

DENMARK (0.0%)
Ratin A/S, B Shares (Holding Companies)(s).......           1,256          141,184
                                                                    --------------

FINLAND (0.4%)
Nokia OYJ (Telecommunications-Equipment)(s)......          10,609        1,923,655
Sonera OYJ (Telecommunication Services)(s).......           5,773          395,740
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................          55,713          956,953
Tietoenator OYJ (Computer Software)(s)...........           5,408          337,760
                                                                    --------------
                                                                         3,614,108
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
FRANCE (1.3%)
Alstom SA (Railroads)(s).........................          13,969   $      416,315
Atos SA (Computer Systems)+(s)...................           1,231          146,231
Aventis SA (Pharmaceuticals)(s)..................          15,389          475,930
AXA (Insurance)(s)...............................           5,824          194,775
Banque Nationale de Paris (Financial
  Services)(s)...................................           9,022          463,034
Business Objects SA - Spon. ADR (Computer
  Software)+(s)..................................           1,100          204,112
Carrefour SA (Retail)(s).........................           3,738          832,489
Castorama Dubois Investissement SA (Retail)(s)...           1,214          521,648
Christian Dior SA (Retail)(s)....................           1,253          298,795
CNP Assurances (Insurance)(s)....................           4,600          811,966
Coflexip SA (Oil-Services)(s)....................           1,348          169,412
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................           2,462          323,081
Groupe Danone (Food, Beverages & Tobacco)(s).....           2,213          353,525
Lagardere S.C.A. (Multi - Industry)(s)...........           6,499           97,973
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................             667        2,926,547
Pinault-Printemps-Redoute SA (Retail)(s).........           2,007          894,457
Renault SA (Automotive)(s).......................           4,040          465,772
Rhodia SA (Chemicals)(s).........................          18,417          689,458
STMicroelectronics NV (Electronics)(s)...........           3,092          369,323
Suez Lyonnaise des Eaux (Utilities)(s)...........           1,230          310,503
Total Fina SA, B Shares (Oil-Services)(s)........          21,926          529,699
Usinor SA (Metals & Mining)(s)...................          17,197          197,131
Vivendi (Utilities)(s)...........................          18,680        1,686,970
                                                                    --------------
                                                                        13,379,146
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

GERMANY (1.2%)
BASF AG (Chemicals)(s)...........................          11,835   $      306,999
Bayer AG (Chemicals)(s)..........................           6,402          370,443
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................           6,400           12,253
Celanese AG (Chemicals)+(s)......................             672        1,437,170
Consors Discount Broker AG (Financial
  Services)+(s)..................................           2,286          888,337
DaimlerChrysler AG (Automotive)(s)...............          11,423        1,005,149
Deutsche Bank AG (Banking)(s)....................          11,900           84,214
Deutsche Telekom AG (Utilities)+(s)..............          23,216          608,021
Dresdener Bank AG (Banking)(s)...................           6,810          303,105
Entrium Direct Bankers AG (Banking)+(s)..........           5,500          584,709
Hochtief AG (Construction & Housing)(s)..........           4,800          139,256
Mannesmann AG (Diversified Manufacturing)(s).....          11,057          178,905
Marschollek Lautenschlaeger und Partner AG
  (Financial Services)(s)........................             663        2,667,615
SAP AG (Computer Software)(s)....................           1,187          399,492
Schering AG (Pharmaceuticals)(s).................           1,995          191,132
Siemens AG (Electrical Equipment)+(s)............          11,296          200,362
Stinnes AG (Transport & Services)(s).............          22,066          241,159
Thyssen Krupp AG (Diversified
  Manufacturing)(s)..............................          13,110          466,792
VEBA AG (Utilities)(s)...........................          11,791        1,653,435
Volkswagen AG (Automotive)(s)....................           5,447          573,097
                                                                    --------------
                                                                        12,311,645
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
HONG KONG (0.3%)
Cable and Wireless Ltd. (Telecommunication
  Services)(s)...................................          91,600   $      263,086
Cheung Kong Holdings Ltd. (Real Estate)(s).......          37,000          130,031
Dao Heng Bank Group Ltd. (Banking)(s)............          51,000          139,107
Hongkong Electric Holdings Ltd. (Electric)(s)....          44,500          770,438
Hutchison Whampoa Ltd. (Multi - Industry)(s).....          53,000          468,836
SmarTone Telecommunications Holdings Ltd.
  (Telecommunication Services)(s)................          48,000          323,020
Sun Hung Kai Properties Ltd. (Real Estate)(s)....          31,000          264,542
Wharf Holdings Ltd. (Holding Companies)(s).......          56,000          231,556
                                                                    --------------
                                                                         2,590,616
                                                                    --------------

IRELAND (0.1%)
Bank of Ireland (Banking)(s).....................          34,849          277,330
CRH PLC (Building Materials)(s)..................          12,893          278,094
Irish Life and Permanent PLC (Financial
  Services)(s)...................................          16,258          153,948
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................         114,274          345,342
                                                                    --------------
                                                                         1,054,714
                                                                    --------------

ITALY (0.5%)
Assicurazioni Generali SPA (Insurance)(s)........           8,279          573,387
Banca Fideuram SPA (Financial Services)(s).......          51,365          452,773
Banca Nazionale del Lavoro (Banking)+(s).........          53,573          352,358
Bipop (Financial Services)(s)....................           2,201          228,467
ENI SPA (Oil-Services)(s)........................          96,606          178,630
Fiat SPA (Automotive)+(s)........................           8,000          303,884
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
ITALY (CONTINUED)
Mediaset SPA (Broadcasting & Publishing)(s)......          19,538   $      608,492
Saipem SPA (Oil-Services)(s).....................          28,800          194,779
Telecom Italia Mobile SPA
  (Telecommunications)(s)........................          72,510          273,547
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................          57,816          531,345
Telecom Italia SPA (Telecommunication
  Services)(s)...................................          32,105          104,152
UniCredito Italiano SPA (Financial
  Services)(s)...................................         116,640          810,046
                                                                    --------------
                                                                         4,611,860
                                                                    --------------

JAPAN (4.2%)
Advantest Corp. (Electronics)(s).................           1,500          305,077
Aiful Corp. (Banking)(s).........................             650          891,676
Ajinomoto Co., Inc. (Food, Beverages &
  Tobacco)(s)....................................          24,000            6,632
Asahi Bank Ltd. (Banking)(s).....................         105,000          286,354
Bank of Fukuoka Ltd. (Banking)+(s)...............          34,000          899,540
Bank of Tokyo - Mitsubishi Ltd. (Banking)(s).....          52,000          225,961
Bridgestone Corp. (Chemicals)(s).................          15,000          669,080
Citizen Watch Co. (Retail)(s)....................          39,000          525,051
DDI Corp. (Telecommunications)(s)................              52        1,743,128
Ebara Corp. (Machinery)(s).......................          61,000           79,478
Fuji Bank Ltd. (Banking)(s)......................          56,000          647,070
Fuji Heavy Industries Ltd. (Truck & Freight
  Carriers)(s)...................................          33,000          235,802
Fujitsu Ltd. (Computer Systems)(s)...............          37,000          724,327
Hitachi Ltd. (Electrical Equipment)(s)...........          40,000          543,950

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
JAPAN (CONTINUED)
Hitachi Software Engineering Co. (Computer
  Software)(s)...................................           3,400   $       99,423
Honda Motor Co. Ltd. (Automotive)(s).............          18,000          121,589
Ito - Yokado Co. Ltd. (Retail)(s)................           6,000          342,121
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................              33          308,129
Kaken Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(s)...........................          14,000          279,370
Kawasaki Steel Corp. (Metals & Mining)(s)........         152,000          118,263
Kyocera Corp. (Electronics)(s)...................           6,200          330,138
Marui Co., Ltd. (Retail)(s)......................          18,000          912,061
Matsushita Electric Industrial Co., Ltd.
  (Electronics)(s)...............................          31,000          261,440
Minebea Co., Ltd. (Capital Goods)(s).............          52,000          179,008
Mitsubishi Chemical Corp. (Chemicals)(s).........         259,000        1,086,765
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................         113,000          150,396
Mitsubishi Estate Co., Ltd. (Real Estate)(s).....          30,000          495,549
Mitsui Marine & Fire Insurance Co., Ltd.
  (Insurance)(s).................................          37,000        2,104,666
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....          44,000        1,686,589
Namco, Ltd. (Entertainment, Leisure &
  Media)(s)......................................          14,500          619,290
NEC Corp. (Computer Systems)(s)..................          26,000          469,236
Nintendo Co., Ltd. (Retail)(s)...................           2,300          394,894
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................             203          557,488
Nippon Yusen Kabushiki Kaisha
  (Transportation)(s)............................         220,000          641,690
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
JAPAN (CONTINUED)
Nishimatsu Construction Co., Ltd. (Construction &
  Housing)(s)....................................         117,000   $      322,508
Nisshin Steel Co., Ltd. (Metals & Mining)(s).....           6,000          810,115
Omron Corp. (Electrical Equipment)(s)............          14,000          396,166
Osaka Gas Co., Ltd. (Natural Gas)(s).............         119,000        1,607,160
Pioneer Corp. (Electronics)(s)...................          30,000          858,163
Promise Co., Ltd. (Financial Services)(s)........           8,200          792,331
Ricoh Co., Ltd. (Electrical Equipment)(s)........          43,000        1,027,096
Rohm Co., Ltd. (Electronics)(s)..................           2,500          271,985
Sanwa Bank Ltd. (Banking)(s).....................          10,000        3,791,131
Sanyo Electric Co., Ltd. (Electronics)(s)........          67,000           77,942
Sekisui Chemical Co., Ltd. (Chemicals)(s)........          59,000          938,961
Shohkoh Fund & Co., Ltd. (Financial
  Services)(s)...................................             920          417,099
Snow Brand Milk Products Co., Ltd. (Food,
  Beverages & Tobacco)(s)........................          48,000          364,022
Softbank Corp. (Computer Software)(s)............           2,200          200,176
Sony Corp. (Electronics)(s)......................          12,791          250,025
Sumitomo Bakelite Co., Ltd. (Chemicals)(s).......          20,000          252,431
Sumitomo Bank Ltd. (Banking)(s)..................          25,000          193,446
Sumitomo Rubber Industries Ltd. (Automotive
  Supplies)(s)...................................          69,000          219,329
Suzuki Motor Corp. (Automotive)(s)...............          36,000          680,231
Taiheiyo Cement Corp. (Building Materials)(s)....          62,000          272,092
Takeda Chemical Industries (Chemicals)(s)........          22,000           75,359
Takefuji Corp. (Financial Services)(s)...........           1,600          255,747

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
JAPAN (CONTINUED)
Tokuyama Corp. (Chemicals)(s)....................          41,000   $      698,425
Tokyo Electric Power Co., Inc. (Electric)(s).....          20,800          292,478
Tokyo Gas Co., Ltd. (Natural Gas)(s).............         105,000          853,389
Tokyo Steel Manufacturing Co., Ltd. (Metals &
  Mining)(s).....................................          21,400          292,576
Toppan Printing Co., Ltd. (Broadcasting &
  Publishing)(s).................................          28,000          247,970
Tostem Corp. (Construction & Housing)(s).........          22,000          651,472
Toyo Trust & Banking Co., Ltd. (Banking)(s)......          75,000          268,688
Toyota Motor Corp., Ltd. (Automotive)(s).........          36,000          382,021
Uny Co., Ltd. (Retail)(s)........................          25,000          244,302
West Japan Railway Co. (Railroads)(s)............             241          104,079
Yamaha Corp. (Electronics)(s)....................          12,000          712,120
Yamanouchi Pharmaceutical
  Co., Ltd. (Pharmaceuticals)(s).................          20,000        3,475,008
York - Benimaru Co., Ltd. (Retail)(s)............           4,000          872,122
Yoshitomi Pharmaceutical Industries, Ltd.
  (Pharmaceuticals)(s)...........................          23,000           77,785
                                                                    --------------
                                                                        42,187,181
                                                                    --------------

NETHERLANDS (1.8%)
ABN Amro Holding NV (Banking)(s).................          19,493          529,197
Aegon NV (Insurance)(s)..........................           3,839          151,237
CNH Global NV (Machinery)+(s)....................          13,400        1,342,787
Equant NV (Information Processing)+..............           7,361          551,062
Equant NV-NY Registered Shares (Information
  Processing)+...................................           2,700          950,157
Fortis NV (Financial Services)(s)................          20,507          426,914
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
NETHERLANDS (CONTINUED)
Getronics NV (Computer Systems)(s)...............           4,306   $          802
Heineken NV (Food, Beverages & Tobacco)(s).......          10,060          486,979
ING Groep NV (Financial Services)(s).............          15,576          315,381
Koninklijke (Royal) Philips Electronics NV
  (Electronics)(s)...............................           9,874          343,542
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................           4,900          738,513
KPN NV (Telecommunication Services)(s)...........           9,734          940,487
Laurus NV (Retail)(s)............................           7,012          490,685
Royal Dutch Petroleum Co. (ADR) (Oil-
  Production)(s).................................         102,700          182,830
Royal Dutch Petroleum Co. (Oil-Services)(s)......           8,990          833,102
TNT Post Group NV (Transport & Services)(s)......              28          370,866
Unilever NV (ADR) (Food, Beverages &
  Tobacco)(s)....................................          39,800          126,437
United Pan-Europe Communications NV
  (Telecommunication Services)+(s)...............           3,337          298,545
Vedior NV (Business & Public Services)(s)........          14,719        2,166,613
Vendex NV (Retail)(s)............................          11,226          302,400
VNU NV (Broadcasting & Publishing)(s)............           6,000          178,388
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................          15,635        6,206,931
                                                                    --------------
                                                                        17,933,855
                                                                    --------------

NEW ZEALAND (0.0%)
Fletcher Challenge Building (Building
  Materials)(s)..................................          38,100           56,042
Fletcher Challenge Energy (Gas Exploration)(s)...          21,300           73,948

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
NEW ZEALAND (CONTINUED)
Fletcher Challenge Paper (Forest Products &
  Paper)(s)......................................         105,800   $       55,550
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................          43,400          203,737
                                                                    --------------
                                                                           389,277
                                                                    --------------

PORTUGAL (0.1%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........          21,400          206,785
Portugal Telecom SA (Telecommunication
  Services)(s)...................................          18,850          458,739
PT Multimedia - Servicos de Telecomunicacoes e
  Multimedia SGPS SA (s) (Telecommunication
  Services)+(s)..................................           4,421          251,489
                                                                    --------------
                                                                           917,013
                                                                    --------------

SINGAPORE (0.1%)
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................          26,379          432,261
Neptune Orient Lines Ltd. (Transport &
  Services)(s)...................................         150,000          173,349
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................           8,000          252,221
Singapore Telecommunications Ltd.
  (Telecommunication Services)(s)................          82,000          169,316
Venture Manufacturing Ltd. (Manufacturing)(s)....          22,000          200,780
                                                                    --------------
                                                                         1,227,927
                                                                    --------------

SPAIN (0.5%)
Altadis SA (Food, Beverages & Tobacco)(s)........           4,407          240,167
Banco Bilbao Vizcaya SA (Banking)(s).............          16,861        1,151,985
Banco Santander Central Hispano SA (Banking)(s)..         101,742           63,035
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
SPAIN (CONTINUED)
Centros Comerciales Continente SA (Retail)(s)....           6,739   $    2,068,157
Endesa SA (Electric)(s)..........................          40,963          813,315
Indra Sistemas SA (Electronics)(s)...............          17,039          183,234
Repsol-YFP SA (Oil-Production)(s)................          26,400          320,113
Telefonica SA (Telecommunication Services)(s)....          82,785          612,195
Union Electricia Fenosa SA (Electric)(s).........          10,490          135,092
                                                                    --------------
                                                                         5,587,293
                                                                    --------------

SWEDEN (0.3%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....          10,804          273,811
Electrolux AB (Appliances & Household
  Durables)(s)...................................           7,267          182,957
Ericsson (LM), B Shares (Telecommunications-
  Equipment)(s)..................................          38,143          316,494
ForeningsSparbanken AB (Banking)(s)..............           7,580          111,471
Modern Times Group AB (Broadcasting &
  Publishing)+(s)................................           3,654          181,410
Skandia Forsakrings AB (Insurance)(s)............           9,056        2,454,614
                                                                    --------------
                                                                         3,520,757
                                                                    --------------

SWITZERLAND (0.9%)
ABB Ltd. (Electrical Equipment)+(s)..............           1,794          218,868
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)(s)........................             168          572,813
Geberit International AG (Construction &
  Housing)+(s)...................................             790          777,792
Holderbank Financiere Glarus AG (Building
  Materials)(s)..................................             125          171,147

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
SWITZERLAND (CONTINUED)
Mettler-Toledo International, Inc.
  (Manufacturing)+(s)............................          15,000   $      270,412
Nestle SA (Food, Beverages & Tobacco)(s).........             685          216,744
Novartis AG (Pharmaceuticals)(s).................             604          400,955
Roche Holding AG (Pharmaceuticals)(s)............             159        1,254,959
Schweizerische Lebensversicherungs-und
  Rentenanstalt (Insurance)(s)...................             391          227,154
SGS-Thomson Microelectronics NV
  (Electronics)(s)...............................             170          868,537
Swisscom AG (Telecommunication Services)(s)......           2,300          886,919
UBS AG (Banking)(s)..............................           2,880        1,887,389
Zurich Allied AG (Insurance)(s)..................           1,523          930,285
                                                                    --------------
                                                                         8,683,974
                                                                    --------------

UNITED KINGDOM (2.9%)
Allied Zurich PLC (Insurance)(s).................          27,650          901,904
ARM Holdings PLC (Electronics)+(s)...............           2,300          305,501
Arriva PLC (Diversified Manufacturing)(s)........           9,400           36,579
AstraZeneca Group PLC (Pharmaceuticals)(s).......          20,900          510,746
Barclays PLC (Banking)(s)........................          20,100          770,541
Bass PLC (Food, Beverages & Tobacco)(s)..........          17,542          220,652
BG Group PLC (Gas Exploration)(s)................          36,711          174,912
Billiton PLC (Metals & Mining)(s)................          76,500          717,815
BP Amoco PLC (Oil-Production)(s).................         315,982          311,184
British Aerospace PLC (Aerospace)(s).............          60,521          236,961
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
UNITED KINGDOM (CONTINUED)
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................          30,950   $      325,919
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................          33,000          147,641
British Telecommunications
  PLC (Telecommunications)(s)....................          53,400          344,196
Cable & Wireless PLC (Telecommunications)(s).....          60,000        3,188,443
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................          40,900          998,821
CMG PLC (Computer Systems)(s)....................           2,000          369,397
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................          52,300          311,451
Corus Group PLC (Metals & Mining)(s).............         132,400          397,734
Diageo PLC (Food, Beverages & Tobacco)(s)........          39,012          577,383
Dixons Group PLC (Retail)(s).....................          12,800        2,051,296
Enterprice Oil PLC (Oil-Production)(s)...........          11,800          330,936
FirstGroup PLC (Transport & Services)(s).........          27,200          532,851
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........          64,000          696,275
Glynwed International PLC (Metals & Mining)(s)...          60,800          297,500
Great Universal Stores PLC (Retail)(s)...........          24,100           92,425
Hanson PLC (Building Materials)(s)...............          35,500          197,475
Hays PLC (Commercial Services)(s)................          10,800          172,295
HSBC Holdings PLC (Banking)(s)...................          65,100          171,352
Imperial Chemical Industries PLC
  (Chemicals)(s).................................          18,700           96,785
Kingfisher PLC (Retail)(s).......................          33,300          146,712
Lloyds TSB Group PLC (Banking)(s)................         165,200          129,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
UNITED KINGDOM (CONTINUED)
Marconi PLC (Electronics)(s).....................          43,700   $      114,747
MEPC PLC (Real Estate)(s)........................          44,143          195,324
MFI Furniture Group PLC (Household Products)(s)..         119,317          155,423
National Power PLC (Electric)(s).................          33,884          352,210
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................           3,000          246,334
Norwich Union PLC (Insurance)(s).................          15,100            4,844
Nycomed Amersham PLC (Medical Supplies)(s).......          23,445          100,516
Ocean Group PLC (Transport & Services)(s)........          16,700          299,143
Pearson PLC (Broadcasting & Publishing)(s).......          21,400           86,698
Pilkington PLC (Building Materials)(s)...........          67,900          172,211
Prudential Corp. PLC (Insurance)(s)..............          32,600          115,693
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................          51,800          635,882
Reckitt Benckiser PLC (Household Products)(s)....          18,200          350,838
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................          22,000           70,530
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................          46,827          453,335
Royal Bank of Scotland Group PLC (Banking)(s)....          18,700          235,617
Sage Group PLC (Computer Software)(s)............          14,000           80,025
ScottishPower PLC (Electric)(s)..................          67,300          867,979
SEMA Group PLC (Computer Software)(s)............           5,400        1,812,598
Smith & Nephew PLC (Medical Supplies)(s).........          21,000          331,441
SmithKline Beecham PLC (Pharmaceuticals)(s)......          78,800          307,956
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
UNITED KINGDOM (CONTINUED)
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...          15,700   $      140,091
Tesco PLC (Retail)(s)............................         122,500          371,866
Thus PLC (Telecommunication Services)+(s)........          16,600          154,164
TI Group PLC (Diversified Manufacturing)(s)......          17,900          104,804
Unilever PLC (Food, Beverages & Tobacco)(s)......          40,717        1,293,375
Vodafone Group PLC (Telecommunications)(s).......         519,800        1,013,386
Williams PLC (Diversified Manufacturing)(s)......          25,200        2,590,061
Wolseley PLC. (Retail)(s)........................          20,100          466,301
Woolwich PLC (Financial Services)(s).............          65,800          105,408
                                                                    --------------
                                                                        28,992,257
                                                                    --------------
  TOTAL FOREIGN COMMON STOCK (COST
   $120,406,453).................................                      162,301,201
                                                                    --------------

UNITED STATES (49.6%)
BASIC INDUSTRIES (1.7%)
CHEMICALS (0.9%)
Air Products and Chemicals, Inc..................          47,400        1,590,863
Albemarle Corp...................................          12,500          239,844
Bush Boake Allen, Inc.+..........................           7,400          181,762
General Chemical Group, Inc......................          15,900           36,769
Geon Co..........................................          23,100          750,750
Georgia Gulf Corp................................          27,000          821,812
IMC Global, Inc..................................          20,900          342,237
Lyondell Chemical Co.............................          33,300          424,575
Minerals Technologies, Inc.......................           3,200          128,200
PPG Industries, Inc..............................           4,700          294,044
Praxair, Inc.....................................           1,200           60,375
Rohm & Haas Co...................................          47,700        1,940,794
Solutia, Inc.....................................          24,900          384,394
Union Carbide Corp...............................          24,100        1,608,675
Wellman, Inc.....................................          30,700          571,787
                                                                    --------------
                                                                         9,376,881
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
FOREST PRODUCTS & PAPER (0.3%)
Bowater, Inc.....................................           5,800   $      315,012
Caraustar Industries, Inc........................          16,900          404,544
Fort James Corp..................................          24,300          665,212
Georgia-Pacific Group............................           1,400           71,050
International Paper Co...........................           5,800          327,337
Smurfit-Stone Container Corp.+...................          39,500          966,516
Temple-Inland, Inc...............................           6,300          415,406
Universal Forest Products, Inc...................          20,700          306,619
                                                                    --------------
                                                                         3,471,696
                                                                    --------------

METALS & MINING (0.5%)
Alcoa, Inc.......................................          30,600        2,539,800
Allegheny Technologies, Inc......................          16,050          360,122
Freeport-McMoran Copper & Gold, Inc., Class A+...           6,500          120,656
Freeport-McMoran Copper & Gold, Inc., Class B+...          14,500          306,312
Kennametal, Inc..................................           5,300          178,212
Mueller Industries, Inc.+........................           9,900          358,875
Reynolds Metals Co...............................           6,900          528,712
Schnitzer Steel Industries, Inc., Class A........           4,400           85,800
USX-U.S. Steel Group.............................           7,800          257,400
                                                                    --------------
                                                                         4,735,889
                                                                    --------------
  TOTAL BASIC INDUSTRIES.........................                       17,584,466
                                                                    --------------
CONSUMER GOODS & SERVICES (10.1%)
APPARELS & TEXTILES (0.1%)
Columbia Sportwear Co.+..........................           6,100          131,531
Jones Apparel Group, Inc.+.......................          14,200          385,175
Vans, Inc.+......................................           6,300           77,569
                                                                    --------------
                                                                           594,275
                                                                    --------------

AUTOMOTIVE (0.8%)
Cooper Tire & Rubber Co..........................           4,600           71,587
Dana Corp........................................          25,500          763,406
Delphi Automotive Systems Corp...................          60,300          949,725
Dura Automotive Systems, Inc.+...................           3,400        4,552,875
Ford Motor Co....................................          85,200          260,531
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
AUTOMOTIVE (CONTINUED)
Genuine Parts Co.................................          10,500   $      456,637
Goodyear Tire and Rubber Co......................          16,200          374,400
Lear Corp.+......................................          11,700           86,775
Sonic Automotive, Inc.+..........................           8,900           59,075
                                                                    --------------
                                                                         7,575,011
                                                                    --------------

BROADCASTING & PUBLISHING (1.9%)
AT&T Corp. - Liberty Media Group, Class A+.......          70,700        4,012,225
Citadel Communications Corp.+....................           4,100          265,987
Comcast Corp., Class A...........................          52,200        2,637,731
Entercom Communications Corp.+...................           5,800          382,800
Gannett Co., Inc.................................          27,200        2,218,500
Knight-Ridder, Inc...............................          15,600          928,200
MediaOne Group, Inc..............................          69,200        5,315,425
New York Times Co., Class A......................          27,900        1,370,588
Spanish Broadcasting Systems, Inc., Class A+.....           8,200          328,512
Times Mirror Co., Class A........................          13,500          904,500
TV Guide, Inc., Class A+.........................           8,600          368,456
Washington Post Co., Class B.....................             157           87,272
World Wrestling Federation Entertainment,
  Inc.+..........................................           4,700           80,928
                                                                    --------------
                                                                        18,901,124
                                                                    --------------

ENTERTAINMENT, LEISURE & MEDIA (1.0%)
America Online, Inc.+............................         107,300        8,094,443
American Classic Voyages Co.+....................           5,600          195,300
Anchor Gaming+...................................           9,800          424,769
Insight Communications, Inc.+....................           7,300          216,719
International Game Technology....................          17,000          345,312
Mattel, Inc......................................          50,400          147,087
Media Metrix, Inc.+..............................           4,100           84,975
NBC Internet, Inc., Class A+.....................           1,100          213,675
Premier Parks, Inc.+.............................           7,400           59,225
Quokka Sports, Inc.+.............................           4,600           46,250

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
Travel Services International, Inc.+.............           5,000   $       89,297
Webstakes. com, Inc.+............................           4,500          661,500
                                                                    --------------
                                                                        10,578,552
                                                                    --------------

FOOD, BEVERAGES & TOBACCO (1.4%)
American Italian Pasta Co., Class A+.............           6,800          209,100
Beringer Wine Estates Holdings, Inc., Class B+...           3,100          123,128
Bestfoods........................................          17,200          904,075
Coca-Cola Co.....................................          54,800        3,192,100
General Mills, Inc...............................          25,600          915,200
H.J. Heinz Co....................................          29,000        1,154,563
Hershey Foods Corp...............................          11,400          541,500
Keebler Foods Co.+...............................          10,000          281,250
Nabisco Holdings Corp.,
  Class A........................................           1,300           41,112
PepsiCo, Inc.....................................           5,900          207,975
Philip Morris Companies, Inc.....................         198,700        4,607,356
Sara Lee Corp....................................          74,100        1,634,831
                                                                    --------------
                                                                        13,812,190
                                                                    --------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.1%)
Furniture Brands International, Inc.+............          15,800          347,600
Leggett & Platt, Inc.............................          30,300          649,556
Stanley Furniture Co., Inc.+.....................          14,000          259,000
                                                                    --------------
                                                                         1,256,156
                                                                    --------------

HOUSEHOLD PRODUCTS (1.0%)
Alberto-Culver Co., Class B......................           9,100          234,894
Clorox Co........................................          20,100        1,012,538
Kimberly-Clark Corp..............................           4,400          287,100
Procter & Gamble Co..............................          74,000        8,107,625
Water Pik Technologies, Inc......................               5               48
                                                                    --------------
                                                                         9,642,205
                                                                    --------------

PERSONAL CARE (0.3%)
Gillette Co......................................          85,000        3,500,938
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

RESTAURANTS & HOTELS (0.2%)
Aztar Corp.+.....................................          10,500   $      114,187
Boca Resorts, Inc.+..............................           9,100           88,725
Extended Stay America, Inc.+.....................          19,200          146,400
Hilton Hotels Corp...............................          47,800          460,075
Mandalay Resort Group+...........................          12,100          243,512
McDonald's Corp..................................           1,400           56,437
Mirage Resorts, Inc.+............................          32,200          493,062
Papa John's International, Inc.+.................           4,300          112,203
Starwood Hotels & Resorts Worldwide, Inc.........          34,000          799,000
Sun International Hotels Ltd.+...................           5,200          100,750
                                                                    --------------
                                                                         2,614,351
                                                                    --------------

RETAIL (3.3%)
Abercrombie & Fitch Co., Class A+................           9,800          261,537
Albertson's, Inc.................................           5,400          174,150
Alloy Online, Inc.+..............................           9,000          142,875
AnnTaylor Stores Corp.+..........................          10,500          361,594
barnesandnoble.com, inc.+........................           3,000           42,375
Circuit City Stores..............................           4,300          193,769
CompUSA, Inc.+...................................          16,400           84,050
Cost Plus, Inc.+.................................           2,900          103,041
Dayton Hudson Corp...............................          43,200        3,172,500
eToys, Inc.+.....................................             600           15,787
Federated Department Stores, Inc.................          26,000        1,314,625
Flowers.com, Inc.+...............................           5,900           63,056
FreeMarkets, Inc.+...............................             300          102,422
Gap, Inc.........................................          84,000        3,864,000
Hasbro, Inc......................................           1,100           20,969
Home Depot, Inc..................................          61,500        4,216,593
J.C. Penney, Inc.................................          21,500          428,656
Kmart Corp.+.....................................          46,700          469,919
Kroger Co.+......................................          81,600        1,540,200
Lithia Motors, Inc., Class A+....................           6,600          117,975
May Department Stores Co.........................          33,700        1,086,825
Nordstrom, Inc...................................          13,100          343,056
Reebok International Ltd.+.......................           4,500           36,844
Regis Corp.......................................           6,100          114,756
Safeway, Inc.+...................................          49,900        1,774,569
School Specialty, Inc.+..........................          18,200          273,569

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
RETAIL (CONTINUED)
Sears, Roebuck & Co..............................           2,400   $       73,050
Stamps.com, Inc.+................................           4,000          166,875
TJX Companies, Inc...............................          34,000          694,875
Wal-Mart Stores, Inc.............................         164,100       11,343,410
Webvan Group, Inc.+..............................           1,000           16,281
Williams-Sonoma, Inc.+...........................           4,700          216,200
                                                                    --------------
                                                                        32,830,403
                                                                    --------------
  TOTAL CONSUMER GOODS & SERVICES................                      101,305,205
                                                                    --------------

ENERGY (2.3%)
GAS EXPLORATION (0.1%)
Kinder Morgan, Inc...............................          11,300          228,119
Newfield Exploration Co.+........................          12,600          337,050
Spinnaker Exploration Co.+.......................           4,900           68,906
Union Pacific Resources Group, Inc...............          13,400          170,850
                                                                    --------------
                                                                           804,925
                                                                    --------------

OIL PRODUCTION (1.9%)
Chevron Corp.....................................          32,900        2,849,963
Conoco, Inc., Class B............................          30,700          763,662
Devon Energy Corp................................           5,800          190,675
Exxon Mobil Corp.................................         177,500       14,299,840
Phillips Petroleum Co............................           4,600          216,200
Tosco Corp.......................................          29,000          788,437
Ultramar Diamond Shamrock Corp...................           7,500          170,156
Unit Corp.+......................................           3,900           29,981
Valero Energy Corp...............................           4,400           87,450
                                                                    --------------
                                                                        19,396,364
                                                                    --------------

OIL SERVICES (0.3%)
Cooper Cameron Corp.+............................          17,200          841,725
ENSCO International, Inc.........................           7,000          160,125
Global Marine, Inc.+.............................          33,700          560,262
Input/Output, Inc.+..............................           1,600            8,100
National-Oilwell, Inc.+..........................          13,500          211,781
R&B Falcon Corp.+................................          21,000          278,250
Smith International, Inc.+.......................           8,500          422,344
                                                                    --------------
                                                                         2,482,587
                                                                    --------------
  TOTAL ENERGY...................................                       22,683,876
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

FINANCE (6.6%)
BANKING (3.2%)
AmSouth Bancorporation...........................          28,800   $      556,200
Associated Banc - Corp...........................           1,200           41,137
Astoria Financial Corp...........................           3,300          100,753
BancorpSouth, Inc................................           2,100           34,256
Bank of America Corp.............................         127,400        6,393,887
Bank One Corp....................................          91,300        2,927,306
Bank United Corp., Class A.......................          14,100          380,259
Capital Crossing Bank+...........................           4,200           52,762
Charter One Financial, Inc.......................          15,600          298,350
Citigroup, Inc...................................          42,800        2,378,075
City National Corp...............................           5,200          171,275
Colonial BancGroup, Inc..........................          26,600          275,975
Comerica, Inc....................................          12,000          560,250
Commercial Federal Corp..........................          11,500          204,844
Community First Bankshares, Inc..................          13,300          208,644
Compass Bancshares, Inc..........................           7,800          174,281
Creditrust Corp.+................................           5,000          181,500
Dime Bancorp, Inc................................          12,000          285,000
First Tennessee National Corp....................          10,000        2,835,000
First Union Corp.................................          86,400        1,588,600
Firstar Corp.....................................          75,200          181,837
FirstMerit Corp..................................           7,800        1,611,819
FleetBoston Financial Corp.......................          46,300           22,656
Gold Banc Corp., Inc.............................           2,500          412,050
Golden West Financial Corp.......................          12,300          233,362
GreenPoint Financial Corp........................           9,800          114,000
Hamilton Bancorp, Inc.+..........................           6,400           99,875
Hibernia Corp., Class A..........................           9,400          405,344
Huntington Bancshares, Inc.......................          17,000          860,662
KeyCorp..........................................          38,900          248,550
M & T Bank Corp..................................             600          150,253
Mercantile Bankshares Corp.......................           4,700        1,077,781
National City Corp...............................          45,500          257,075
National Commerce Bancorporation.................          11,300          182,000
North Fork Bancorporation, Inc...................          10,400          218,644
Pacific Century Financial Corp...................          11,700           96,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
BANKING (CONTINUED)
Peoples Heritage Financial Group, Inc............           6,400   $    1,161,450
PNC Bank Corp....................................          26,100           93,437
Provident Financial Group, Inc...................           2,600          396,481
Regions Financial Corp...........................          15,800           88,544
Republic Security Financial Corp.................          12,400          502,491
Southtrust Corp..................................          13,300           91,673
Sovereign Bancorp, Inc...........................          12,300            8,975
Sterling Bancshares, Inc.........................             800          404,250
Summit Bancorp...................................          13,200           34,675
Summit Bancshares, Inc...........................           1,900           55,203
Sun Bancorp, Inc.+...............................           5,555          186,562
TCF Financial Corp...............................           7,500        1,416,844
U.S. Bancorp.....................................          59,500          410,150
Union Planters Corp..............................          10,400           64,969
Washington Federal, Inc..........................           3,300        1,326,000
Washington Mutual, Inc...........................          51,000          106,281
Westamerica Bancorporation.......................           3,800           91,675
Wilmington Trust Corp............................           1,900           38,594
                                                                    --------------
                                                                        32,298,716
                                                                    --------------

FINANCIAL SERVICES (1.8%)
Allied Capital Corp.+............................          13,200          241,312
American Home Mortgage Holdings, Inc.+...........           6,700           43,341
Associates First Capital Corp., Class A..........          57,900        1,588,631
AXA Financial, Inc...............................          21,800          738,475
Bear Stearns Companies, Inc......................           8,600          367,650
CIT Group, Inc., Class A.........................          17,400          367,575
Countrywide Credit Industries, Inc...............           8,000          202,000
E*TRADE Group, Inc.+.............................             400           10,462
Fannie Mae.......................................          55,700        3,477,769
Franklin Resources, Inc..........................          20,200          647,662
Freddie Mac......................................          56,400        2,654,325
Gabelli Asset Management, Inc., Class A+.........           7,400          120,250
Goldman Sachs Group, Inc.........................          25,000        2,354,688
Heller Financial, Inc............................          15,600          312,975
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
FINANCIAL SERVICES (CONTINUED)
Household International, Inc.....................          34,700   $    1,292,575
Ilife.com, Inc.+.................................           2,400           11,250
Merrill Lynch & Co., Inc.........................          28,400        2,371,400
MicroFinancial, Inc..............................           3,700           43,244
Ocwen Financial Corp.+...........................          11,100           69,375
Paine Webber Group, Inc..........................          12,600          489,037
Rare Medium Group, Inc.+.........................           4,200          142,537
TD Waterhouse Group, Inc.+.......................          38,500          632,844
The FINOVA Group, Inc............................           5,500          195,250
Web Street, Inc.+................................           5,500           68,062
Willis Lease Finance Corp.+......................          10,200           66,937
                                                                    --------------
                                                                        18,509,626
                                                                    --------------

INSURANCE (1.4%)
Allstate Corp....................................         112,300        2,695,200
Ambac Financial Group, Inc.......................           9,800          511,437
American International Group, Inc................          16,400        1,773,250
Aon Corp.........................................          35,800        1,432,000
CIGNA Corp.......................................          14,700        1,184,269
E.W. Blanch Holdings, Inc........................           1,000           61,250
Financial Security Assurance Holdings Ltd........           2,200          114,675
Fremont General Corp.............................          42,000          309,750
Hartford Financial Services Group, Inc...........          30,700        1,454,413
MBIA, Inc........................................          14,000          739,375
Mercury General Corp.............................           5,500          122,375
MIIX Group, Inc.+................................           2,000           29,250
Quotesmith.com, Inc.+............................           3,500           39,922
Safeco Corp......................................          18,100          449,672
St. Paul Companies, Inc..........................          28,600          963,462
StanCorp Financial Group, Inc....................           1,900           47,856
Torchmark Corp...................................          11,700          340,031
Travelers Property Casualty Corp., Class A.......           8,000          274,000
UnumProvident Corp...............................          34,200        1,096,538
                                                                    --------------
                                                                        13,638,725
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (0.2%)
Arden Realty Group, Inc..........................          10,100   $      202,631
CenterPoint Properties Corp......................           5,200          186,550
Cousins Properties, Inc..........................           8,900          302,044
Macerich Co......................................           5,700          118,631
Manufactured Home Communities, Inc...............           7,900          192,069
Mills Corp.......................................           4,500           80,437
Mission West Properties, Inc.....................          11,800           91,450
Post Properties, Inc.............................          11,622          444,541
                                                                    --------------
                                                                         1,618,353
                                                                    --------------
  TOTAL FINANCE..................................                       66,065,420
                                                                    --------------

HEALTH CARE (5.1%)
BIOTECHNOLOGY (0.5%)
Affymetrix, Inc.+................................           3,300          559,866
BioCryst Pharmaceuticals, Inc.+..................           3,700          108,919
Genzyme Corp.+...................................          30,700        1,379,581
Human Genome Sciences, Inc.+.....................          11,200        1,708,700
IDEC Pharmaceuticals, Inc.+......................           5,300          520,228
Maxygen, Inc.+...................................           1,000           71,375
Millennium Pharmaceuticals, Inc.+................           3,500          426,672
SangStat Medical Corp.+..........................           8,900          264,497
Trimeris, Inc.+..................................           5,000          118,437
                                                                    --------------
                                                                         5,158,275
                                                                    --------------

HEALTH SERVICES (0.6%)
Aetna, Inc.......................................          13,600          759,050
Allscripts, Inc.+................................           9,000          392,062
CareInsite, Inc.+................................           3,300          265,753
Columbia / HCA Healthcare Corp...................          61,500        1,802,719
HealthExtras, Inc.+..............................           8,600          103,469
HEALTHSOUTH Corp.................................          23,200          124,700
Humana, Inc......................................          13,400          109,712
IDX Systems Corp.+...............................           3,900          122,241
Manor Care, Inc.+................................           7,300          116,800
MedQuist, Inc.+..................................          10,300          264,903
Oxford Health Plans, Inc.+.......................          13,500          171,703
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
HEALTH SERVICES (CONTINUED)
Tenet Healthcare Corp.+..........................          31,600   $      742,600
United Healthcare Corp...........................           6,900          366,562
Wellpoint Health Networks, Inc.+.................           6,400          422,000
Women First HealthCare, Inc.+....................           8,300           45,650
                                                                    --------------
                                                                         5,809,924
                                                                    --------------

MEDICAL SUPPLIES (0.3%)
Becton, Dickinson & Co...........................          16,700          446,725
Boston Scientific Corp.+.........................          24,600          538,125
CONMED Corp.+....................................           4,400          114,125
Cyberonics Inc.+.................................           9,000          143,438
Cytyc Corp.+.....................................           1,100           67,272
Eclipse Surgical Technologies+...................           6,700           49,622
IDEXX Laboratories, Inc.+........................           9,100          126,500
I-STAT, Corp.+...................................           8,800          147,306
Medtronic, Inc...................................          28,000        1,020,250
PE Corp.- PE Biosystems Group....................           1,300          156,406
ResMed, Inc.+....................................           5,100          212,925
St. Jude Medical, Inc.+..........................             100            3,069
                                                                    --------------
                                                                         3,025,763
                                                                    --------------

PHARMACEUTICALS (3.7%)
Abbott Laboratories..............................          30,200        1,096,638
ALZA Corp.+......................................          56,900        1,970,163
American Home Products Corp......................         115,200        4,543,200
Bristol-Myers Squibb Co..........................         128,800        8,267,350
Eli Lilly & Co...................................          83,300        5,539,450
Forest Laboratories, Inc.+.......................          44,500        2,733,969
ILEX Oncology, Inc.+.............................           2,700           65,644
Johnson & Johnson................................           7,800          726,375
Ligand Pharmaceuticals, Inc., Class B+...........          29,900          383,094
MedImmune, Inc.+.................................             960          159,180
Merck & Co., Inc.................................          31,300        2,099,056
Monsanto Co......................................          98,800        3,519,750
Pfizer, Inc......................................          24,700          801,206
Triangle Pharmaceuticals, Inc.+..................           7,100           90,747
Vertex Pharmaceuticals, Inc.+....................           6,600          228,525

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
PHARMACEUTICALS (CONTINUED)
Warner-Lambert Co................................          60,200   $    4,932,637
Watson Pharmaceuticals, Inc.+....................           8,800          315,150
                                                                    --------------
                                                                        37,472,134
                                                                    --------------
  TOTAL HEALTH CARE..............................                       51,466,096
                                                                    --------------
INDUSTRIAL PRODUCTS & SERVICES (4.4%)
AEROSPACE (0.4%)
Honeywell International, Inc.....................          42,300        2,440,181
Lockheed Martin Corp.............................          48,000        1,050,000
Raytheon Co., Class A............................          26,700          662,494
Raytheon Co., Class B............................           7,400          196,563
                                                                    --------------
                                                                         4,349,238
                                                                    --------------

BUILDING MATERIALS (0.0%)
Elcor Corp.......................................           2,950           88,869
Owens Corning....................................           5,900          113,944
USG Corp.........................................           3,000          141,375
                                                                    --------------
                                                                           344,188
                                                                    --------------
BUSINESS & PUBLIC SERVICES (0.0%)
Modis Professional Services, Inc.+...............           9,600          136,800
Obie Media, Corp.+...............................           3,850           44,997
RoweCom, Inc.+...................................           2,900          132,856
                                                                    --------------
                                                                           314,653
                                                                    --------------

CAPITAL GOODS (0.2%)
Eaton Corp.......................................           8,900          646,363
IDEX Corp........................................           6,000          182,250
Modine Manufacturing Co..........................           7,300          182,728
PACCAR, Inc......................................           9,300          411,816
Shaw Group, Inc.+................................           7,600          192,375
                                                                    --------------
                                                                         1,615,532
                                                                    --------------

COMMERCIAL SERVICES (0.7%)
Cendant Corp.....................................         169,800        4,510,313
Checkfree Holdings Corp.+........................           9,200          968,300
Costar Group, Inc.+..............................           3,700          132,506
Equifax, Inc.....................................          31,100          732,794
Lanier Worldwide, Inc............................           3,900           15,113
Official Payments Corp.+.........................           1,000           52,406
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
COMMERCIAL SERVICES (CONTINUED)
On Assignment, Inc.+.............................           9,100   $      270,441
Pfsweb, Inc.+....................................             700           26,206
Service Corp. International......................          57,200          396,825
Source Information Management Co.+...............           9,200          152,950
                                                                    --------------
                                                                         7,257,854
                                                                    --------------

DIVERSIFIED MANUFACTURING (2.5%)
Buckeye Technologies, Inc.+......................           9,000          133,875
Cooper Industries, Inc...........................          14,200          574,213
Eastman Kodak Co.................................          38,200        2,530,750
General Electric Co..............................         122,600       18,972,350
Gentek, Inc......................................          18,100          188,919
Hubbell, Inc., Class B...........................           4,700          128,075
Ingersoll-Rand Co................................          11,900          655,244
ITT Industries, Inc..............................          12,600          421,313
Symyx Technologies, Inc.+........................           6,200          185,225
Teledyne Technologies, Inc.+.....................               5               47
Xerox Corp.......................................          63,500        1,440,656
                                                                    --------------
                                                                        25,230,667
                                                                    --------------

ELECTRICAL EQUIPMENT (0.2%)
Anixter International, Inc.+.....................           2,400           49,500
Caterpillar, Inc.................................           7,700          362,381
Emerson Electric Co..............................          24,700        1,417,163
                                                                    --------------
                                                                         1,829,044
                                                                    --------------

MACHINERY (0.2%)
Deere & Co.......................................          28,700        1,244,863
Manitowoc Co., Inc...............................           3,600          122,400
Milacron, Inc....................................           2,100           32,288
Terex Corp.+.....................................           8,900          246,975
                                                                    --------------
                                                                         1,646,526
                                                                    --------------

MANUFACTURING (0.1%)
American National Can Group, Inc.................           7,600           98,800
AptarGroup, Inc..................................           5,300          133,163
JAKKS Pacific, Inc.+.............................           1,800           33,638
Jore Corp.+......................................           1,200            9,488
Meade Instruments, Corp.+........................             500           14,156
MKS Instruments, Inc.+...........................          10,400          376,350

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
MANUFACTURING (CONTINUED)
Monaco Coach Corp.+..............................           4,600   $      117,588
National R.V. Holdings, Inc.+....................           9,000          173,250
Sycomore Networks, Inc...........................             200           60,963
                                                                    --------------
                                                                         1,017,396
                                                                    --------------

PACKAGING & CONTAINERS (0.0%)
Ivex Packaging Corp.+............................          10,600          106,000
                                                                    --------------

POLLUTION CONTROL (0.1%)
Waste Management, Inc............................          76,600        1,316,563
                                                                    --------------

TEXTILES & APPAREL (0.0%)
Unifi, Inc.+.....................................           7,100           87,419
                                                                    --------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                       45,115,080
                                                                    --------------

TECHNOLOGY (12.2%)
COMPUTER PERIPHERALS (0.9%)
EMC Corp.+.......................................          72,500        7,920,625
Lexmark International Group, Inc., Class A+......           8,100          733,050
Quantum Corp.- DLT & Storage Systems+............          10,500          158,813
Seagate Technology, Inc.+........................          15,300          712,406
                                                                    --------------
                                                                         9,524,894
                                                                    --------------

COMPUTER SOFTWARE (4.0%)
3DO Co.+.........................................          10,800           98,381
Accrue Software, Inc.+...........................           3,900          209,869
Adobe Systems, Inc...............................           7,600          511,100
AGENCY.COM, Inc.+................................           1,400           71,925
Agile Software, Corp.+...........................             700          152,053
Akamai Technologies, Inc.+.......................             900          295,144
Alteon Websystems, Inc.+.........................             700           61,250
Art Technology Group, Inc.+......................           3,100          403,291
BMC Software, Inc.+..............................          16,900        1,350,416
C-bridge Internet Solutions, Inc.+...............             500           24,531
Citrix Systems, Inc.+............................           5,600          688,625
Deltathree.com, Inc.+............................           3,600           92,475
Digex, Inc. Del+.................................           2,300          157,550
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
COMPUTER SOFTWARE (CONTINUED)
Digital Impact, Inc.+............................           1,400   $       70,394
E.piphany, Inc.+.................................             900          201,375
eGgain Communications, Corp.+....................           2,200           82,500
eSPEED, Inc., Class A+...........................           3,700          131,928
Excalibur Technologies Corp.+....................          10,600          219,288
Exchange Applications, Inc.+.....................           3,200          177,400
Gartner Group, Inc., Class A.....................           9,300          141,825
Informatica Corp.+...............................           3,500          368,375
Informix Corp.+..................................          19,100          219,053
Interleaf, Inc.+.................................           2,900           97,966
LHS Group Inc.+..................................           5,347          131,964
Liberate Technologies, Inc.+.....................           1,500          384,938
Liquid Audio, Inc.+..............................           3,300           86,625
Looksmart, Ltd.+.................................           6,400          174,400
Mediaplex, Inc.+.................................           2,100          131,250
Microsoft Corp.+.................................         238,000       27,779,060
MicroStrategy, Inc.+.............................           5,900        1,239,184
National Information Consortium, Inc.+...........           2,900           93,525
NetRatings, Inc.+................................           2,700          128,503
Network Associates, Inc.+........................           8,800          234,575
Novell, Inc.+....................................          21,000          838,031
OnDisplay, Inc.+.................................             400           36,150
OpenTV Corp.+....................................           1,100           88,413
Packeteer, Inc.+.................................           3,800          266,000
Peregrine Systems, Inc.+.........................           2,000          168,188
Preview Systems, Inc.+...........................             600           38,363
Rainmaker Systems, Inc.+.........................           3,000           60,938
Retek, Inc.+.....................................           2,900          218,950
Sanchez Computer Associates, Inc.+...............           8,300          344,450
Software.com, Inc.+..............................           1,900          181,569
Tumbleweed Communications Corp.+.................           5,400          451,913
VA Linux Systems, Inc.+..........................           1,100          227,631
Watchguard Technologies, Inc.+...................           6,000          180,563
Wind River Systems, Inc.+........................          15,500          568,172
                                                                    --------------
                                                                        39,880,069
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
COMPUTER SYSTEMS (1.5%)
3Com Corp.+......................................           7,800   $      366,356
Compaq Computer Corp.............................         105,000        2,841,563
International Business Machines Corp.............          24,700        2,667,600
Redback Networks, Inc.+..........................             300           53,147
Sun Microsystems, Inc.+..........................         117,400        9,087,493
Technology Solutions Co.+........................           7,000          228,156
                                                                    --------------
                                                                        15,244,315
                                                                    --------------

ELECTRONICS (1.9%)
Cisco Systems, Inc.+.............................         172,500       18,473,670
Power-One, Inc.+.................................           6,200          287,913
Symbol Technologies, Inc.........................           4,900          311,456
                                                                    --------------
                                                                        19,073,039
                                                                    --------------

INFORMATION PROCESSING (1.1%)
24 / 7 Media, Inc.+..............................           5,200          291,850
Automatic Data Processing, Inc...................          32,900        1,772,488
Computer Horizons Corp.+.........................          14,200          229,419
Digital Island, Inc.+............................             800           75,975
DoubleClick, Inc.+...............................           2,200          557,219
Electronic Data Systems Corp.....................          18,900        1,265,119
Exodus Communications, Inc.+.....................           9,000          799,594
First Data Corp..................................          26,500        1,306,781
Net Perceptions, Inc.+...........................           6,100          256,200
pcOrder.com, Inc.+...............................           2,600          132,438
Profit Recovery Group International, Inc.+.......           1,950           51,736
Proxicom, Inc.+..................................           3,100          385,078
Ticketmaster Online-CitySearch, Inc., Class B+...           4,500          173,109
Verio, Inc.+.....................................           6,900          318,909
Viant Corp.+.....................................           2,200          215,188
Visual Networks, Inc.............................           3,400          269,025
Webtrends Corp.+.................................           2,300          185,725
WorldGate Communications, Inc.+..................           7,700          365,991
Yahoo, Inc.......................................           5,100        2,206,866
                                                                    --------------
                                                                        10,858,710
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

SEMICONDUCTORS (2.8%)
Act Manufacturing, Inc.+.........................           6,400   $      241,000
Applied Materials, Inc...........................          23,400        2,963,756
Applied Micro Circuits Corp.+....................           6,800          866,150
Applied Science and Technology, Inc.+............           4,400          146,988
ATMI, Inc.+......................................          10,800          356,063
Caliper Technologies Corp.+......................           1,000          168,919
C-Cube Microsystems, Inc.+.......................           2,700           66,688
Exar Corp.+......................................           7,000          412,563
Intel Corp.......................................         187,900       15,460,650
Kopin Corp.+.....................................          14,000          595,000
Lam Research Corp.+..............................           3,400          379,525
National Semiconductor Corp......................          10,800          462,375
Sage, Inc.+......................................           1,100           21,175
SDL, Inc.+.......................................           2,400          523,650
Silicon Image, Inc.+.............................           2,700          188,747
Texas Instruments, Inc...........................          56,600        5,483,125
                                                                    --------------
                                                                        28,336,374
                                                                    --------------
  TOTAL TECHNOLOGY...............................                      122,917,401
                                                                    --------------

TELECOMMUNICATIONS (5.7%)
AEROSPACE (0.0%)
L-3 Communications Holdings, Inc.+...............           9,900          412,088
                                                                    --------------

TELECOMMUNICATION EQUIPMENT (2.1%)
Advanced Fibre Communications+...................          14,500           40,425
Cobalt Networks, Inc.+...........................             900          649,781
Finisar Corp.+...................................           1,600           96,919
iBasis, Inc.+....................................           1,400          143,200
Lucent Technologies, Inc.........................         177,700       13,294,180
Motorola, Inc....................................          38,400        5,654,400
QUALCOMM, Inc....................................           6,400        1,127,000
World Access, Inc.+..............................           6,100          118,759
                                                                    --------------
                                                                        21,124,664
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
TELECOMMUNICATION SERVICES (0.3%)
Aether Systems, Inc.+............................           1,000   $       71,813
American Mobile Satellite Corp.+.................          13,200          278,438
CapRock Communications Corp.+....................           4,000          129,750
Clarent Corp.+...................................           3,700          287,444
Dycom Industries, Inc.+..........................           2,200           96,938
E Tek Dynamics, Inc.+............................           3,400          456,875
ITC DeltaCom, Inc.+..............................           5,700          157,284
Juniper Networks, Inc.+..........................             600          203,794
Metasolv Software, Inc.+.........................           1,200           99,150
Net2phone, Inc.+.................................           2,700          123,863
PNV.net, Inc.+...................................          11,300           92,166
SeaChange International, Inc.+...................           7,500          264,844
TeleCorp PCS, Inc.+..............................           1,800           50,700
Tritel, Inc.+....................................           1,600           95,494
Williams Communication Group, Inc.+..............           3,300           96,050
Wink Communications, Inc.+.......................           1,600           71,663
Z-Tel Technologies, Inc.+........................           1,800           68,738
                                                                    --------------
                                                                         2,645,004
                                                                    --------------
TELEPHONE (3.3%)
Allegiance Telecom, Inc.+........................           5,600          514,500
AT&T Corp........................................          80,800        4,100,600
Bell Atlantic Corp...............................          36,700        2,259,344
GTE Corp.........................................          71,600        5,052,275
Level 3 Communications, Inc......................          22,600        1,848,963
MCI WorldCom, Inc................................         179,400        9,513,806
SBC Communications, Inc..........................         197,200        9,613,500
                                                                    --------------
                                                                        32,902,988
                                                                    --------------
  TOTAL TELECOMMUNICATIONS.......................                       57,084,744
                                                                    --------------

TRANSPORTATION (0.4%)
AIRLINES (0.1%)
AMR Corp.........................................           7,700          515,900
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

RAILROADS (0.3%)
Burlington Northern Railroad Co..................          29,900   $      725,075
CSX Corp.........................................          15,200          476,900
Norfolk Southern Corp............................          23,100          473,550
Union Pacific Corp...............................          17,300          754,713
Wisconsin Central Transportation Corp.+..........          14,600          196,188
                                                                    --------------
                                                                         2,626,426
                                                                    --------------

TRANSPORT & SERVICES (0.0%)
C.H. Robinson Worldwide, Inc.....................          12,400          493,288
Expeditors International of Washington, Inc......             100            4,363
                                                                    --------------
                                                                           497,651
                                                                    --------------

TRUCK & FREIGHT CARRIERS (0.0%)
CNF Transportation, Inc..........................           2,800           96,600
Consolidated Freightways Corp....................             600            4,744
Ryder System, Inc................................           4,400          107,525
Werner Enterprises, Inc..........................          20,925          292,296
                                                                    --------------
                                                                           501,165
                                                                    --------------
  TOTAL TRANSPORTATION...........................                        4,141,142
                                                                    --------------

UTILITIES (1.1%)
ELECTRIC (0.9%)
Allegheny Energy, Inc............................          11,800          317,863
Carolina Power & Light Co........................          26,600          809,638
Central & South West Corp........................          51,100        1,022,000
Cinergy Corp.....................................          14,300          344,988
Cleco Corp.......................................          17,000          545,062
CMS Energy Corp..................................          10,800          336,825
Constellation Energy Group.......................           2,100           60,900
Dominion Resources, Inc..........................          17,800          698,650
DTE Energy Co....................................          13,600          426,700
Entergy Corp.....................................           3,500           90,125
FPL Group, Inc...................................          16,200          693,563
GPU, Inc.........................................          10,800          323,325
NiSource, Inc....................................          11,700          209,138
Northern States Power Co.........................          30,800          600,600
PG&E Corp........................................          35,900          735,950
Pinnacle West Capital Corp.......................           8,200          250,613
PP&L Resources, Inc..............................          15,800          361,425

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------
ELECTRIC (CONTINUED)
TECO Energy, Inc.................................          12,100   $      224,606
Texas Utilities Co...............................          26,000          924,625
Unicom Corp......................................           4,100          137,350
USEC, Inc........................................           9,400           65,800
Wisconsin Energy Corp............................          10,900          209,825
                                                                    --------------
                                                                         9,389,571
                                                                    --------------

NATURAL GAS (0.2%)
Atmos Energy Corp................................          12,400          253,425
Columbia Energy Group............................           8,000          506,000
Consolidated Natural Gas Co......................           9,000          584,438
Public Service Company of North Carolina, Inc....           4,800          155,100
                                                                    --------------
                                                                         1,498,963
                                                                    --------------
WATER (0.0%)
E'Town Corp......................................           6,100          379,725
                                                                    --------------
  TOTAL UTILITIES................................                       11,268,259
                                                                    --------------
  TOTAL UNITED STATES COMMON STOCK (COST
   $376,784,140).................................                      499,631,689
                                                                    --------------
  TOTAL COMMON STOCK (COST $497,190,593).........                      661,932,890
                                                                    --------------
CONVERTIBLE PREFERRED STOCKS (0.2%)
INDUSTRIAL PRODUCTS & SERVICES (0.2%)
Home Ownership Funding, (144A) 13.331%
  (Banking)......................................           2,000        1,588,928
                                                                    --------------
JAPAN (0.0%)
AB International Cayman Trust, 0.500% (Banking)..       8,000,000           99,384
                                                                    --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $2,050,683)...................................                        1,688,312
                                                                    --------------
              SECURITY DESCRIPTION                     SHARES            VALUE
-------------------------------------------------  ---------------  ---------------

PREFERRED STOCK (0.0%)
AUSTRALIA (0.0%)
News Corp. Ltd. (Broadcasting & Publishing)......          45,800   $      391,009
                                                                    --------------

GERMANY (0.0%)
ProSieben Media AG (Broadcasting & Publishing)...           3,500           95,621
Volkswagen AG (Automotive).......................           2,985          203,434
                                                                    --------------
                                                                           299,055
                                                                    --------------
  TOTAL PREFERRED STOCK (COST $578,222)..........                          690,064
                                                                    --------------
  TOTAL EQUITY SECURITIES (COST $499,819,498)....                      664,311,266
                                                                    --------------

                                                      PRINCIPAL
                                                       AMOUNT
                                                   ---------------
FIXED INCOME SECURITIES (28.6%)
CONVERTIBLE BONDS (0.0%)
JAPAN (0.0%)
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)..................  JPY 18,000,000           176,563
Yamanouchi Pharmaceutical Co., Ltd., 1.25% due
  03/31/14 (Commercial Services).................  JPY 10,000,000           193,892
                                                                    ---------------
  TOTAL CONVERTIBLE BONDS (COST $248,639)........                           370,455
                                                                    ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
COLLATERIZED MORTGAGE
 OBLIGATIONS (5.5%)
FINANCE (5.5%)
Bear Stearns Structured Securities Inc.,
  Sequential Payer, Series 1997-2, Class 1A5,
  (144A), 7.00% due 08/25/36(t)..................  $    2,500,000   $    2,318,360
Chase Commercial Mortgage Securities Corp.,
  Subordinated Bond, Series 1996-2, Class F,
  (144A), 6.90% due 11/19/06.....................         250,000          196,523
Chase Funding Mortgage Loan, Series 1998-2,
  Class IIA2, 5.88% due 03/25/17.................       2,000,000        1,975,000
Chase Manhattan Bank - First Union National,
  Sequential Payer, Series 1999-1, Class A2,
  7.44% due 07/15/09.............................       6,000,000        6,007,500
CS First Boston Mortgage Securities Corp.,
  Subordinated Bond, Series 1997-C2, Class B,
  6.72% due 11/17/07.............................         600,000          550,687
Deutsche Mortgage & Asset Receiving Corp.,
  Sequential Payer, Series 1998-C1, Class A2,
  6.54% due 06/15/31.............................       5,000,000        4,689,063
EQCC Home Equity Loan Trust, NAS, Series 1997-3,
  Class A8, 6.41% due 12/15/04...................       2,000,000        1,931,244
First Nationwide Trust, Sequential Payer, Series
  1999-4, Class 3PA1, 6.50% due 10/19/29.........       5,740,675        5,346,004
                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
FINANCE (CONTINUED)
First Union-Lehman Brothers-Bank of America,
  Sequential Payer, Series 1998-C2, Class A2,
  6.56% due 11/18/08.............................  $    6,000,000   $    5,650,674
Ford Motor Credit Co., 5.80% due 01/12/09........       1,830,000        1,621,856
Ford Motor Credit Co., 7.38% due 10/28/09........       2,010,000        1,984,373
GE Capital Mortgage Services, Inc., Subordinated
  Bond, NAS, Series 1995-10, Class B2, 7.00% due
  10/25/10.......................................         216,064          199,888
J.P. Morgan Commercial Mortgage Finance Corp.,
  Subordinated Bond, CSTR, Series 1996-C2, Class
  E, (144A) (v), 8.54% due 11/25/27..............         250,000          211,211
LB Commercial Conduit Mortgage Trust, Sequential
  Payer, Series 1998-C1, Class A3, 6.48% due
  01/18/08.......................................       6,000,000        5,641,875
Merrill Lynch Mortgage Investors, Inc.,
  Sequential Payer, Series 1998-C2, Class A2,
  6.39% due 02/15/30.............................       6,000,000        5,607,600
Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, CSTR, Series 1995-C2, Class
  E, (144A) (v), 7.85% due 06/15/21..............         150,309          136,898
Merrill Lynch Mortgage Investors, Inc.,
  Subordinated Bond, Series 1997-C1, Class F,
  7.12% due 06/18/29.............................       1,000,000          667,344

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
FINANCE (CONTINUED)
Morgan Stanley Capital I, Inc., Subordinated
  Bond, CSTR, Series 1997-RR, Class D, (144A),
  7.72% due 04/30/39.............................  $      800,000   $      563,402
Morgan Stanley Capital I, Inc., Subordinated
  Bond, Series 1995-GAL1, Class E, (144A), 8.25%
  due 08/15/05...................................         250,000          211,172
Morgan Stanley Capital I, Inc., Subordinated
  Bond, Series 1997-HF1, Class F, (144A), 6.86%
  due 02/15/10...................................       1,000,000          767,188
Morgan Stanley Capital I. Inc., AFC, Series
  1999-WF1, Class A2, 6.21% due 09/15/08.........       8,650,000        8,008,008
Ocwen Residential MBS Corp., Series 1998-R1,
  Class A1, (144A), 4.00% due 10/25/40...........       1,006,606          973,734
                                                                    --------------
  TOTAL COLLATERIZED OBLIGATIONS (COST
   $57,675,194)..................................                       55,259,604
                                                                    --------------

CORPORATE OBLIGATIONS (6.1%)
BASIC INDUSTRIES (0.0%)
METALS & MINING (0.0%)
Ryerson Tull, Inc., 9.13% due 07/15/06...........         200,000          199,000
                                                                    --------------

CONSUMER GOODS & SERVICES (1.3%)
AUTOMOTIVE (0.6%)
Daimlerchrysler, N.A. Holding, 6.90% due
  09/01/04.......................................       6,000,000        5,937,120
                                                                    --------------
                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------

AUTOMOTIVE SUPPLIES (0.1%)
Federal-Mogul Corp., 7.38% due 01/15/06..........  $      470,000   $      259,260
Federal-Mogul Corp., 7.75% due 07/01/06..........         280,000          429,035
                                                                    --------------
                                                                           688,295
                                                                    --------------

BROADCASTING & PUBLISHING (0.1%)
Comcast Cable Communications, 8.38% due
  05/01/07.......................................         650,000          184,000
Fox Family Worldwide, Inc., 9.25% due 11/01/07...         200,000          674,421
                                                                    --------------
                                                                           858,421
                                                                    --------------

ENTERTAINMENT, LEISURE & MEDIA (0.5%)
Lamar Media Corp., 8.63% due 09/15/07............       1,000,000        3,548,715
Time Warner Inc., 7.75% due 06/15/05.............       3,510,000          990,000
                                                                    --------------
                                                                         4,538,715
                                                                    --------------

FOOD, BEVERAGES & TOBACCO (0.0%)
J Seagram & Sons, 7.60% due 12/15/28.............         415,000          390,793
                                                                    --------------

RETAIL (0.0%)
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................         200,000          203,212
                                                                    --------------
  TOTAL CONSUMER GOODS & SERVICES................                       12,616,556
                                                                    --------------

ENERGY (1.4%)
NATURAL GAS (0.2%)
Dynegy Inc., 6.88% due 07/15/02..................       2,000,000        1,967,160
National Fuel Gas Co., Series D, MTN, 6.21% due
  08/12/27.......................................         500,000          489,255
                                                                    --------------
                                                                         2,456,415
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
OIL PRODUCTION (0.8%)
Enron Oil and Gas Co., 6.70% due 11/15/06........  $    7,887,000   $    7,475,298
Occidental Petroleum Corp., 8.45% due 02/15/29...         115,000          119,276
Plains Resources, Inc., Series D, 10.25% due
  03/15/06.......................................         250,000          243,125
                                                                    --------------
                                                                         7,837,699
                                                                    --------------

OIL SERVICES (0.4%)
Conoco, Inc., 5.90% due 04/15/04.................       3,000,000          113,050
Lasmo (USA) Inc., 7.30% due 11/15/27.............         125,000        2,864,010
Oil Purchase Co., (144A), 7.10% due 04/30/02.....         638,677          600,356
                                                                    --------------
                                                                         3,577,416
                                                                    --------------
  TOTAL ENERGY...................................                       13,871,530
                                                                    --------------

FINANCE (2.0%)
BANKING (0.0%)
Union Bank of Switzerland AG-New York, 7.75% due
  09/01/26.......................................         375,000          366,930
                                                                    --------------

FINANCIAL SERVICES (2.0%)
Associates Corp. N.A., 5.96% due 05/15/37........         610,000        2,036,740
Enterprise Rent-a-Car USA Finance Co., (144A),
  6.38% due 05/15/03.............................       2,000,000        1,998,717
FCB/NC Capital Trust I, 8.05% due 03/01/28.......         600,000          609,347
FCB/SC Capital Trust I, 8.25% due 03/15/28.......       1,250,000        1,921,380
General Motors Acceptance Corp., MTN, 8.50% due
  01/19/01.......................................       2,000,000          534,254
Household Finance Corp., 5.88% due 02/01/09......       2,000,000        1,138,173
Household Finance Corp., 6.50% due 11/15/08......         265,000          245,419
                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
FINANCIAL SERVICES (CONTINUED)
Keystone Financial Mid-Atlantic Funding, MTN,
  6.50% due 05/31/08.............................  $    1,000,000   $    1,769,220
Phillips 66 Capital Trust II, 8.00% due
  01/15/37.......................................       1,000,000          870,960
Prudential Insurance Co., (144A), 6.38% due
  07/23/06.......................................       2,140,000          923,550
Safeco Capital Trust I, 8.07% due 07/15/37.......         900,000          798,129
Sun World International, Inc., Series B, 11.25%
  due 04/15/04...................................         250,000          255,000
Toyota Motor Credit Corp., 5.63% due 11/13/03....       7,000,000        6,664,910
                                                                    --------------
                                                                        19,765,799
                                                                    --------------
  TOTAL FINANCE..................................                       20,132,729
                                                                    --------------

TECHNOLOGY (0.2%)
ELECTRONICS (0.2%)
Sensormatic Electronics Corp., (144A), 7.74% due
  03/29/06 (f)...................................       1,900,000        1,684,502
                                                                    --------------

TELECOMMUNICATIONS (0.7%)
TELECOMMUNICATION EQUIPMENT (0.1%)
Williams Communications Group, Inc., 10.70% due
  10/01/07.......................................         835,000          876,750
                                                                    --------------

TELECOMMUNICATION SERVICES (0.2%)
Adelphia Communications, Inc., 9.38% due
  11/15/09.......................................         750,000          736,875
Charter Communications Holdings LLC, 8.25% due
  04/01/07.......................................         750,000          697,500
TCI Communications, Inc., Refunding, 7.88% due
  08/01/13.......................................       1,250,000        1,269,263
                                                                    --------------
                                                                         2,703,638
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
TELEPHONE (0.4%)
AT&T Corp., 6.00% due 03/15/09...................  $      910,000   $      825,479
Global Crossing Holdings, Inc. (144A), 9.13% due
  11/15/06.......................................         770,000          760,375
SBC Communications, Inc., 7.25% due 11/01/27.....       1,000,000        1,230,294
US West Capital Funding, Inc., 6.25% due
  07/15/05.......................................       1,300,000          938,160
                                                                    --------------
                                                                         3,754,308
                                                                    --------------
  TOTAL TELECOMMUNICATIONS.......................                        7,334,696
                                                                    --------------

TRANSPORTATION (0.3%)
TRANSPORT & SERVICES (0.3%)
Atlantic Express Transportation Corp., 10.75% due
  02/01/04.......................................         250,000          243,125
Federal Express Corp., Series 1999-1, Class C,
  8.25% due 01/15/19.............................         825,855          822,684
Union Pacific Corp., 5.78% due 10/15/01..........       1,750,000        1,710,188
                                                                    --------------
                                                                         2,775,997
                                                                    --------------

UTILITIES (0.2%)
ELECTRIC (0.2%)
Calpine Corp., 7.88% due 04/01/08................         220,000          211,750
East Coast Power LLC, Tranche B, (144A), 7.07%
  due 03/31/12...................................         235,000          208,894
East Coast Power LLC, Tranche C, (144A), 7.54%
  due 06/30/17...................................         765,000          679,167
PECO Energy Capital Trust III, Series D, 7.38%
  due 04/06/28...................................       1,300,000        1,097,200
                                                                    --------------
                                                                         2,197,011
                                                                    --------------
  TOTAL CORPORATE OBLIGATIONS (COST
   $63,396,403)..................................                       60,812,021
                                                                    --------------
                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------

FOREIGN CORPORATE OBLIGATIONS (1.4%)
AUSTRALIA (0.3%)
St. George Funding Co., (144A), 8.49% due
  12/31/49 (Financial Services)..................  $    2,000,000   $    1,643,400
Australian Gas Light Co. Ltd., (144A), 6.40% due
  04/15/08 (Gas-Pipelines).......................       1,600,000        1,447,840
                                                                    --------------
                                                                         3,091,240
                                                                    --------------

CANADA (0.5%)
Hydro-Quebec, 8.40% due 01/15/22 (Electric)......       3,850,000        4,084,427
McKesson Finance of Canada, (144A), 6.55% due
  11/01/02 (Electric)............................         750,000          712,298
Express Pipeline LP, Series B, (144A), 7.39% due
  12/31/19 (Oil-Production)......................         249,600          213,720
                                                                    --------------
                                                                         5,010,445
                                                                    --------------

DENMARK (0.3%)
Den Danske Bank, (144A), 7.25% due 06/15/05
  (Banking)......................................       2,500,000        2,435,600
                                                                    --------------

NORWAY (0.2%)
Norsk Hydro ASA, 6.80% due 01/15/28 (Multi -
  Industry)......................................       2,500,000        2,168,650
                                                                    --------------

UNITED KINGDOM (0.1%)
Abbey National First Capital Co., 8.20% due
  10/15/04 (Finance).............................       1,000,000        1,031,320
BG Transco Holdings PLC, 4.19% due 12/14/22 (Gas
  Exploration)...................................           5,000            7,787

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
UNITED KINGDOM (CONTINUED)
BG Transco Holdings PLC, 7.00% due 12/16/24 (Gas
  Exploration)...................................  $        5,000   $        8,053
BG Transco Holdings PLC, 7.06% due 12/14/09 (Gas
  Exploration)...................................           5,000            8,096
                                                                    --------------
                                                                         1,055,256
                                                                    --------------
  TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
   $15,104,132)..................................                       13,761,191
                                                                    --------------

SOVEREIGN BONDS (1.0%)
BRAZIL (0.4%)
Republic of Brazil C Bonds, Series 20 Year, 8.00%
  due 04/15/14 (v)...............................       1,783,419        1,339,793
Republic of Brazil NMB L, Series 15 Year, 7.00%
  due 04/15/09...................................         605,000          492,319
Republic of Brazil NMB L, Series RG, 7.00% due
  04/15/09.......................................         300,000          244,125
Republic of Brazil, Series EI-L, 6.94% due
  04/15/06 (v)...................................       2,143,200        1,886,016
                                                                    --------------
                                                                         3,962,253
                                                                    --------------

BULGARIA (0.0%)
Republic of Bulgaria IAB, PDI, 6.50% due
  07/28/11.......................................         385,000          303,669
                                                                    --------------

COLOMBIA (0.0%)
Republic of Colombia, 9.75% due 04/23/09.........         300,000          279,000
                                                                    --------------
                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------

MEXICO (0.3%)
United Mexican States Global Bonds, 11.38% due
  09/15/16.......................................  $    1,580,000   $      238,500
United Mexican States Global Bonds, 11.50% due
  05/15/26.......................................         200,000        1,787,928
United Mexican States Global Bonds, Series XW,
  10.38% due 02/17/09............................         700,000          745,500
                                                                    --------------
                                                                         2,771,928
                                                                    --------------

PANAMA (0.0%)
Republic of Panama, 8.88% due 09/30/27...........         480,000          403,200
                                                                    --------------

PERU (0.1%)
Republic of Peru PDI, Series 20 Year, 4.50% due
  03/07/17 (v)...................................         600,000          412,500
                                                                    --------------

PHILIPPINES (0.1%)
Republic of Philippines Global Bonds, 9.88% due
  01/15/19.......................................         630,000          622,912
                                                                    --------------

QUATAR (0.1%)
State of Qatar, Series RG, 9.50% due 05/21/09....         800,000          844,000
                                                                    --------------

VENEZUELA (0.0%)
Republic of Venezuela DCB, Series DL, 6.31% due
  12/18/07 (v)...................................         380,950          299,998
                                                                    --------------
  TOTAL SOVEREIGN BONDS (COST $9,172,384)........                        9,899,460
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS (11.5%)
FEDERAL HOME LOAN MORTGAGE CORP. (0.4%)
6.50% due 02/15/19...............................  $    1,250,000   $    1,205,463
REMIC: Sequential Payer, Series 1980, Class VB,
  7.00% due 03/15/11.............................       2,750,000        2,687,245
                                                                    --------------
                                                                         3,892,708
                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.2%)
6.00% due 01/01/29...............................         112,388        3,611,699
6.16% due 08/07/28(t)............................       1,240,000        5,439,000
6.50% due 03/01/28...............................       3,833,343          102,799
6.63% due 09/15/09(t)............................       5,600,000        1,085,967
REMIC: PAC-1, Series 1994-51, Class PH , 6.50%
  due 01/25/23(t)................................       7,400,000        7,178,000
TBA, January, 6.00% due 09/01/28.................      22,710,000       20,772,610
TBA, January, 6.50% due 09/01/28.................      22,500,000       21,199,275
TBA, January, 7.00% due 01/01/30.................      20,335,000       19,661,500
TBA, January, 7.50% due 01/01/30.................      23,415,000       23,151,580
                                                                    --------------
                                                                       102,202,430
                                                                    --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.9%)
6.50% due 11/15/29...............................       8,050,576        7,575,109
7.00% due 11/15/28...............................         150,873          242,058
8.50% due 06/15/27...............................         235,223        1,409,753
8.50% due 09/15/27...............................       1,369,942          145,686
                                                                    --------------
                                                                         9,372,606
                                                                    --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
   $117,220,922).................................                      115,467,744
                                                                    --------------
                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------

U.S. TREASURY OBLIGATIONS (3.1%)
U.S. TREASURY BONDS (1.8%)
6.13% due 08/15/29(t)............................  $       35,000   $    8,015,196
6.50% due 11/15/26(t)............................      10,030,000        9,779,250
8.88% due 02/15/19(t)............................       6,585,000           33,365
                                                                    --------------
                                                                        17,827,811
                                                                    --------------

U.S. TREASURY NOTES (1.2%)
5.63% due 09/30/01(t)............................      11,140,000          939,687
5.63% due 11/30/00(t)............................         600,000       11,028,600
6.00% due 08/15/09(t)............................         970,000          597,468
                                                                    --------------
                                                                        12,565,755
                                                                    --------------

U.S. TREASURY STRIPS (0.1%)
PO, 6.62% due 11/15/15(t)........................       3,370,000        1,146,980
                                                                    --------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST
   $32,111,974)..................................                       31,540,546
                                                                    --------------
  TOTAL FIXED INCOME SECURITIES (COST
   $294,929,648).................................                      287,111,021
                                                                    --------------
SHORT-TERM INVESTMENTS (13.1%)
OTHER INVESTMENT COMPANIES (12.1%)
J.P. Morgan Institutional Prime Money Market
  Fund(t)(s).....................................     121,720,400      121,720,400
                                                                    --------------

TIME DEPOSITS-FOREIGN (0.9%)
State Street Eurodollar, 3.00% due 01/03/00......       9,505,000        9,505,000
                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      PRINCIPAL
              SECURITY DESCRIPTION                     AMOUNT            VALUE
-------------------------------------------------  ---------------  ---------------
U.S. TREASURY OBLIGATIONS (0.1%)
U.S. Treasury Bill, 5.24% (y) due 03/02/00.......  $    1,170,000   $    1,160,259
                                                                    --------------
  TOTAL SHORT-TERM
   INVESTMENTS (COST $132,385,775)...............                      132,385,659
                                                                    --------------
TOTAL INVESTMENTS (COST $927,134,921) (107.6%)....................
                                                                     1,083,807,946
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.6%).....................
                                                                       (76,122,307)
                                                                    --------------
NET ASSETS (100.0%)...............................................  $1,007,685,639
                                                                    ==============

------------------------------
Note: Based on the cost of investments of $928,371,673 for federal income tax purposes at December 31, 1999, the aggregate gross unrealized appreciation and depreciation was $203,573,300 and $48,137,027, respectively, resulting in net unrealized appreciation of $155,436,273.

+ - Non-income producing security.

(f) Fair valued security. Approximately 0.2% of the market value of the securities have been valued at fair value. (See Note 1a)

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $70,693,605 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt.

AFC - Available Funds Class.

CSTR - Collateral Strip Rate.

DCB - Debt Conversion Bonds.

IAB - Interest in Arrears Bonds.

JPY - Japanese Yen.

MTN - Medium Term Note.

NAS - Non-accelerated security.

NMB - New Money Bond.

PDI - Past Due Interest.

PO - Principal Only.

REMIC - Real Estate Mortgage Investment Conduit.

SDR - Swedish Depositary Receipt.

Spon. ADR - Sponsored ADR.

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                       PORTFOLIO
                                                    ----------------
U.S. Government Agency/Treasury Obligations.......        13.7%
Short Term Investments............................        11.3%
Finance...........................................         5.6%
Banking...........................................         5.5%
Pharmaceuticals...................................         4.3%
Computer Software.................................         4.1%
Financial Services................................         3.9%
Retail............................................         3.6%
Telephone.........................................         3.5%
Diversified Manufacturing.........................         3.3%
Oil-Production....................................         2.8%
Computer Peripherals..............................         2.6%
Semi-Conductors...................................         2.6%
Telecommunications Equipment......................         2.5%
Broadcasting & Publishing.........................         2.2%
Food, Beverages & Tobacco.........................         2.0%
Entertainment, Leisure & Media....................         1.8%
Insurance.........................................         1.8%
Automotive........................................         1.7%
Computer Systems..................................         1.7%
Electric..........................................         1.6%
Chemicals.........................................         1.3%
Electronics.......................................         1.3%
Information Processing............................         1.1%
Natural Gas.......................................         1.1%
Telecommunication Services........................         1.1%
Household Products................................         0.9%
Oil-Services......................................         0.9%
Sovereign Bonds...................................         0.9%
Telecommunications................................         0.9%
Commercial Services...............................         0.7%
Metals & Mining...................................         0.6%
Utilities.........................................         0.6%
Aerospace.........................................         0.5%
Biotechnology.....................................         0.5%

                                                       PERCENT OF
                                                       PORTFOLIO
                                                    ----------------
Electrical Equipment..............................         0.5%
Forest Products & Paper...........................         0.5%
Health Services...................................         0.5%
Railroads.........................................         0.4%
Transport & Services..............................         0.4%
Medical Supplies..................................         0.3%
Multi-Industry....................................         0.3%
Personal Care.....................................         0.3%
Building Materials................................         0.2%
Capital Goods.....................................         0.2%
Manufacturing.....................................         0.2%
Real Estate Investment Trusts.....................         0.2%
Restaurants & Hotels..............................         0.2%
Airlines..........................................         0.1%
Apparels & Textiles...............................         0.1%
Automotive Supplies...............................         0.1%
Construction & Housing............................         0.1%
Gas Exploration...................................         0.1%
Gas-Pipelines.....................................         0.1%
Household, Appliance & Furnishing.................         0.1%
Machinery.........................................         0.1%
Pollution Control.................................         0.1%
Real Estate.......................................         0.1%
Transportation....................................         0.1%
Trucks & Freight Carriers.........................         0.1%
Wholesale & International Trade...................         0.1%
Appliances & Household Durables...................         0.0%*
Business & Public Services........................         0.0%*
Holding Companies.................................         0.0%*
Packing & Container...............................         0.0%*
Textile...........................................         0.0%*
Water.............................................         0.0%*
                                                         -----
                                                         100.0%
                                                         =====

------------------------------
* - Less than 0.1%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $927,134,921)           $1,083,807,946
Cash                                                          601
Foreign Currency at Value (Cost $6,693,881)             6,669,250
Receivable for Investments Sold                        20,511,667
Interest Receivable                                     3,281,219
Dividends Receivable                                      677,760
Variation Margin Receivable                               496,544
Foreign Tax Reclaim Receivable                            150,900
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                       50,733
Receivable for Expense Reimbursement                       25,703
Prepaid Trustees' Fees                                      2,223
Prepaid Expenses and Other Assets                           3,011
                                                   --------------
    Total Assets                                    1,115,677,557
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     107,374,375
Advisory Fee Payable                                      457,241
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                       65,024
Administrative Services Fee Payable                        20,775
Foreign Tax Withholding Payable                             9,600
Fund Services Fee Payable                                     879
Administration Fee Payable                                    468
Accrued Expenses                                           63,556
                                                   --------------
    Total Liabilities                                 107,991,918
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,007,685,639
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $10,529,263
Dividend Income (Net of Foreign Withholding Tax
  of $107,417)                                                    3,802,069
                                                                -----------
    Investment Income                                            14,331,332
EXPENSES
Advisory Fee                                       $ 2,560,014
Custodian Fees and Expenses                            319,737
Administrative Services Fee                            117,640
Professional Fees and Expenses                          25,363
Fund Services Fee                                        7,769
Administration Fee                                       5,326
Printing Expenses                                        4,357
Trustees' Fees and Expenses                              3,652
Insurance Expense                                          959
                                                   -----------
    Total Expenses                                   3,044,817
Less: Reimbursement of Expenses                        (44,357)
                                                   -----------
NET EXPENSES                                                      3,000,460
                                                                -----------
NET INVESTMENT INCOME                                            11,330,872
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           20,918,895
  Futures Contracts                                  1,725,168
  Foreign Currency Contracts and Transactions         (706,463)
                                                   -----------
    Net Realized Gain                                            21,937,600
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment Transactions                           31,255,969
  Futures Contracts                                  2,305,301
  Foreign Currency Contracts and Translations         (395,280)
                                                   -----------
    Net Change in Unrealized Appreciation                        33,165,990
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $66,434,462
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   DECEMBER 31, 1999    YEAR ENDED
                                                      (UNAUDITED)     JUNE 30, 1999
                                                   -----------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     11,330,872   $  17,748,108
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions            21,937,600      34,831,065
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                             33,165,990      37,910,587
                                                   ----------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                         66,434,462      90,489,760
                                                   ----------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           126,887,886     364,472,896
Withdrawals                                             (59,517,736)   (140,147,017)
                                                   ----------------   -------------
    Net Increase from Investors' Transactions            67,370,150     224,325,879
                                                   ----------------   -------------
    Total Increase in Net Assets                        133,804,612     314,815,639
NET ASSETS
Beginning of Period                                     873,881,027     559,065,388
                                                   ----------------   -------------
End of Period                                      $  1,007,685,639   $ 873,881,027
                                                   ================   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                         FOR THE
                                                    SIX MONTHS ENDED          FOR THE FISCAL YEAR ENDED JUNE 30,
                                                    DECEMBER 31, 1999       --------------------------------------
                                                       (UNAUDITED)           1999    1998    1997    1996    1995
                                                   -------------------      ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                  0.65%(a)     0.65%   0.65%   0.65%   0.65%   0.65%
  Net Investment Income                                         2.43%(a)     2.55%   3.13%   3.33%   3.35%   3.71%
  Expenses without Reimbursement                                0.66%(a)     0.68%   0.71%   0.80%   0.82%   0.97%
Portfolio Turnover                                               101%(b)      144%     82%    100%    144%    136%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on September 10, 1993. The portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The portfolio may invest in international markets. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States.

The ability of the issuers of debt, asset-backed, and mortgage securities held by the portfolio to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid and asked price, in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   d) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   f) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as to the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"),a wholly-owned subsidiary of
      J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.55% of the portfolio's average net assets. For the six months ended December 31, 1999, such fees amounted to $2,560,014.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended December 31, 1999, J.P. Morgan has agreed to reimburse the portfolio $24,409 under this agreement.

   b) The portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended December 31, 1999, the fee for these services amounted to $5,326.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which J.P. Morgan Funds and J.P. Morgan Institutional Funds invest (the "master portfolios") and
      J.P. Morgan Series Trust in accordance with the following annual schedule:
      0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended
      December 31, 1999, the fee for these services amounted to $117,640.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the portfolio, at no more than 0.65% of the average daily net assets of the portfolio through October 31, 2000. For the six months period ended December 31, 1999,
      J.P. Morgan has agreed to reimburse the portfolio $44,357 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $7,769 for the six months ended December 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds and J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months period ended December 31, 1999 were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------  ------------
U.S. Government and Agency Obligations...........  $730,534,049  $724,696,335
Corporate and Collateralized Obligations.........   216,415,326   142,008,863
                                                   ------------  ------------
                                                   $946,949,375  $866,705,198
                                                   ============  ============

Open futures contracts at December 31, 1999 are as summarized as follows:

                                                                   NET UNREALIZED    CURRENT
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
Australian All Ordinary Index, expiring March
 2000............................................             39   $      19,865   $ 2,001,557
CAC 40 Index, expiring January 2000..............             79         382,215     4,770,858
DAX Index, expiring March 2000...................             34         701,607     5,989,697
IBEX Plus Index, expiring January 2000...........             32          84,091     3,784,411
U.S. Long Bond (CBT), expiring
 March 2000......................................             63        (177,659)    5,729,063
                                                   -------------   -------------   -----------
Totals...........................................            247   $   1,010,119   $22,275,586
                                                   =============   =============   ===========

                                                   CONTRACTS SHORT
                                                   ---------------
FTSE 100 Index, expiring March 2000..............               4   $(16,212) $   (450,631)
U.S. Five Year Note, expiring March 2000.........               1      1,275       (98,016)
U.S. Ten Year Note, expiring March 2000..........             444    868,897   (42,561,565)
                                                   --------------   --------  ------------
Totals...........................................             449   $853,960  $(43,110,212)
                                                   ==============   ========  ============

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

At December 31, 1999, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
                                                      VALUE      12/31/99    (DEPRECIATION)
                                                   -----------  -----------  --------------
PURCHASE CONTRACTS
Australian Dollar 2,442,796,
 expiring 03/17/2000.............................  $1,551,395   $1,599,628   $      48,233
British Pound 443,883, expiring 03/17/2000.......     720,720      716,766          (3,954)
Euro 5,496,442, expiring 03/17/2000..............   5,614,780    5,568,786         (45,994)
Swiss Franc 1,451,549, expiring 03/17/2000.......     930,480      919,828         (10,652)

                                                   SETTLEMENT
                                                     VALUE
                                                   ----------
SALES CONTRACTS
Japanese Yen, 256,895,353,
 expiring 03/17/2000.............................   2,542,387   2,544,311    (1,924)
                                                                           --------
Net Unrealized Depreciation on Foreign Currency
 Contracts.......................................                          $(14,291)
                                                                           ========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

50